Material accounting policies (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Jan. 01, 2025
Ifrs Statement [Line Items]
Impairment loss on financial assets	$ 0
Description of recognize a short-term leases and leases of low-value assets	The Company applies the short-term lease recognition exemption to its short-term leases of properties (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value.
Accrue interest at the contractual rate		47.00%